TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2026
Trade and other payables [abstract]
Schedule of trade accounts payable
17.b. Breakdown

	12.31.2025	12.31.2024
Sundry suppliers (Opex, Capex, Services e Material)	9,020,559	8,194,196
Related parties (Note 29.)	319,751	546,069
Amounts payable (operators, cobilling)	291,670	246,659
Interconnection / interlink	229,314	243,700
Total	9,861,294	9,230,624